Stock Incentive Plans (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted			0
unvested options	$ 0		$ 0
Stock based compensation expenses	$ 0	$ 0	$ 0	$ 0		$ 8,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Payment Arrangement, Expense					$ 0	$ 8,000
Share based compensation options outstanding exercisable					$ 1.40